FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Liabilities Measured at Fair Value on a Recurring Basis (Details) - Other accounts receivable and prepaid expenses [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Financial assets:
Foreign currency derivatives	$ 27	$ 159
Total	27	159
Level 1 [Member]
Financial assets:
Foreign currency derivatives	0	0
Total	0	0
Level 2 [Member]
Financial assets:
Foreign currency derivatives	27	159
Total	27	159
Level 3 [Member]
Financial assets:
Foreign currency derivatives	0	0
Total	$ 0	$ 0